COMMON STOCK (Detail Textuals) (USD $)	1 Months Ended		9 Months Ended		1 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Jan. 31, 2011 Officers and Directors Plan 401 K	Aug. 29, 2011 President and Chief Executive Officer Employment Agreements
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued and contributed pursuant (in shares)					51,784
Shares issued and contributed pursuant, Amount			$ 76,250	$ 72,500	$ 72,500
Shares issued and contributed pursuant, Closing price per share					$ 1.40
Number of shares issued			68,480			150,000
Number of shares issued, Exercise price (in dollars per share)						$ 1.25
Number of shares granted	21,000	1,994,000				150,000
Aggregate exercise amount						187,500
Reduction in accrued payroll						$ 187,500